BUSINESS COMBINATIONS - Consideration Transferred for Grupo Assa (Details) - USD ($) $ in Thousands		Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition-date fair value of total consideration transferred [abstract]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 144,503	$ 69,060	$ 97,300
Other financial liabilities - current			63,059	19,822
Other financial liabilities - non current			66,932	74,376
Contingent consideration
Acquisition-date fair value of total consideration transferred [abstract]
Other financial liabilities - current			61,561	19,729
Other financial liabilities - non current			66,932	73,639
Grupo ASSA
Acquisition-date fair value of total consideration transferred [abstract]
Down payment		$ 28,774
Working capital adjustment		(2,493)
Contingent consideration		12,283
Installment payments		16,131
Total consideration paid net of cash and cash equivalents acquired		$ 54,695		54,695
Grupo ASSA | Contingent consideration
Acquisition-date fair value of total consideration transferred [abstract]
Other financial liabilities - current			13,865	11,218
Other financial liabilities - non current			$ 0	$ 13,343

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)